UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-04049

DWS Income Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  9/30

Date of reporting period:  12/31/2013

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of December 31, 2013 (Unaudited)

DWS High Income Fund
		Principal Amount ($) (a)	Value ($)
Corporate Bonds 91.3%
Consumer Discretionary 17.3%
AMC Entertainment, Inc., 8.75%, 6/1/2019		1,280,000	1,368,000
AMC Networks, Inc., 7.75%, 7/15/2021		720,000	810,000
AmeriGas Finance LLC:
6.75%, 5/20/2020 (b)		4,215,000	4,604,887
7.0%, 5/20/2022		3,260,000	3,537,100
APX Group, Inc.:
6.375%, 12/1/2019		1,895,000	1,923,425
144A, 8.75%, 12/1/2020		240,000	244,200
Asbury Automotive Group, Inc., 8.375%, 11/15/2020		3,960,000	4,450,050
Ashtead Capital, Inc., 144A, 6.5%, 7/15/2022		3,750,000	3,998,437
Ashton Woods U.S.A. LLC, 144A, 6.875%, 2/15/2021		3,130,000	3,090,875
Avis Budget Car Rental LLC, 5.5%, 4/1/2023 (b)		1,845,000	1,787,344
BC Mountain LLC, 144A, 7.0%, 2/1/2021 (b)		1,870,000	1,888,700
Block Communications, Inc., 144A, 7.25%, 2/1/2020		3,469,000	3,677,140
Boyd Gaming Corp., 9.0%, 7/1/2020 (b)		1,400,000	1,533,000
Cablevision Systems Corp., 8.0%, 4/15/2020 (b)		520,000	581,100
Caesar's Entertainment Operating Co., Inc.:
8.5%, 2/15/2020		6,905,000	6,646,062
9.0%, 2/15/2020 (b)		2,380,000	2,314,550
Carlson Wagonlit BV, 144A, 6.875%, 6/15/2019		1,935,000	2,007,563
CCO Holdings LLC:
6.5%, 4/30/2021		2,680,000	2,753,700
6.625%, 1/31/2022		4,060,000	4,181,800
7.0%, 1/15/2019 (b)		6,185,000	6,517,444
7.375%, 6/1/2020		490,000	530,425
8.125%, 4/30/2020		1,200,000	1,302,000
CDR DB Sub, Inc., 144A, 7.75%, 10/15/2020		2,140,000	2,129,300
Cequel Communications Holdings I LLC:
144A, 5.125%, 12/15/2021		3,515,000	3,295,312
144A, 6.375%, 9/15/2020		10,810,000	11,080,250
Chester Downs & Marina LLC, 144A, 9.25%, 2/1/2020 (b)		1,300,000	1,303,250
Clear Channel Communications, Inc., 11.25%, 3/1/2021		2,510,000	2,698,250
Clear Channel Worldwide Holdings, Inc.:
Series A, 6.5%, 11/15/2022		2,270,000	2,301,213
Series B, 6.5%, 11/15/2022		3,380,000	3,451,825
Series A, 7.625%, 3/15/2020		990,000	1,029,600
Series B, 7.625%, 3/15/2020 (b)		10,455,000	10,990,819
Cogeco Cable, Inc., 144A, 4.875%, 5/1/2020		200,000	193,000
Crown Media Holdings, Inc., 10.5%, 7/15/2019		2,370,000	2,689,950
Cumulus Media Holdings, Inc., 7.75%, 5/1/2019 (b)		3,329,000	3,512,095
DISH DBS Corp.:
4.25%, 4/1/2018		2,475,000	2,524,500
5.0%, 3/15/2023		3,110,000	2,900,075
6.75%, 6/1/2021		4,420,000	4,685,200
7.875%, 9/1/2019		4,165,000	4,768,925
GLP Capital LP, 144A, 4.375%, 11/1/2018		840,000	858,900
Griffey Intermediate, Inc., 144A, 7.0%, 10/15/2020 (b)		3,760,000	2,979,800
Harron Communications LP, 144A, 9.125%, 4/1/2020		3,705,000	4,103,287
Hertz Corp., 6.75%, 4/15/2019		2,680,000	2,887,700
Hertz Holdings Netherlands BV, 144A, 4.375%, 1/15/2019	EUR	5,500,000	7,575,804
Hot Topic, Inc., 144A, 9.25%, 6/15/2021		1,380,000	1,445,550
Jo-Ann Stores Holdings, Inc., 144A, 9.75%, 10/15/2019 (PIK)		4,450,000	4,655,812
Libbey Glass, Inc., 6.875%, 5/15/2020		1,049,000	1,132,920
Live Nation Entertainment, Inc., 144A, 7.0%, 9/1/2020		3,160,000	3,428,600
MDC Partners, Inc., 144A, 6.75%, 4/1/2020		2,105,000	2,202,356
Mediacom Broadband LLC, 6.375%, 4/1/2023		5,830,000	5,961,175
Mediacom LLC, 7.25%, 2/15/2022		995,000	1,054,700
MGM Resorts International:
6.625%, 12/15/2021 (b)		5,720,000	6,048,900
6.75%, 10/1/2020 (b)		1,625,000	1,738,750
8.625%, 2/1/2019		7,695,000	9,022,387
10.0%, 11/1/2016		1,795,000	2,154,000
Midcontinent Communications & Midcontinent Finance Corp., 144A, 6.25%, 8/1/2021		1,820,000	1,833,650
PETCO Animal Supplies, Inc., 144A, 9.25%, 12/1/2018		2,515,000	2,697,337
PNK Finance Corp., 144A, 6.375%, 8/1/2021		2,265,000	2,315,963
Quebecor Media, Inc., 5.75%, 1/15/2023		1,885,000	1,823,738
Rent-A-Center, Inc., 4.75%, 5/1/2021		1,380,000	1,295,475
Sabre Holdings Corp., 8.35%, 3/15/2016		2,560,000	2,854,400
Schaeffler Finance BV, 144A, 7.75%, 2/15/2017		3,655,000	4,148,425
Seminole Hard Rock Entertainment, Inc., 144A, 5.875%, 5/15/2021		1,150,000	1,129,875
Seminole Indian Tribe of Florida, Inc., 144A, 7.804%, 10/1/2020		2,715,000	2,972,925
Serta Simmons Holdings LLC, 144A, 8.125%, 10/1/2020 (b)		2,170,000	2,359,875
Sirius XM Holdings, Inc., 144A, 5.875%, 10/1/2020 (b)		1,865,000	1,902,300
SIWF Merger Sub, Inc., 144A, 6.25%, 6/1/2021 (b)		2,765,000	2,789,194
Starz LLC, 5.0%, 9/15/2019		1,545,000	1,579,763
Taylor Morrison Communities, Inc., 144A, 5.25%, 4/15/2021 (b)		2,305,000	2,241,613
Travelport LLC:
144A, 6.364% **, 3/1/2016		1,541,943	1,549,653
144A, 13.875%, 3/1/2016 (PIK)		413,082	437,867
UCI International, Inc., 8.625%, 2/15/2019		2,740,000	2,740,000
Unitymedia Hessen GmbH & Co., KG:
144A, 5.5%, 1/15/2023		8,260,000	8,012,200
144A, 7.5%, 3/15/2019		3,805,000	4,137,937
144A, 7.5%, 3/15/2019	EUR	2,000,000	2,992,311
Unitymedia KabelBW GmbH, 144A, 9.625%, 12/1/2019	EUR	6,670,000	10,162,326
Univision Communications, Inc.:
144A, 6.875%, 5/15/2019		480,000	513,000
144A, 7.875%, 11/1/2020		4,065,000	4,466,419
144A, 8.5%, 5/15/2021 (b)		1,690,000	1,859,000
Viking Cruises Ltd., 144A, 8.5%, 10/15/2022		1,880,000	2,124,400
Visant Corp., 10.0%, 10/1/2017 (b)		3,535,000	3,428,950
Visteon Corp., 6.75%, 4/15/2019		1,387,000	1,473,688

			252,394,291
Consumer Staples 5.5%
B&G Foods, Inc., 4.625%, 6/1/2021		2,300,000	2,208,000
Chiquita Brands International, Inc., 144A, 7.875%, 2/1/2021 (b)		1,760,000	1,905,200
Del Monte Corp., 7.625%, 2/15/2019		3,305,000	3,433,069
FAGE Dairy Industry SA, 144A, 9.875%, 2/1/2020 (b)		6,410,000	6,698,450
Hawk Acquisition Sub, Inc., 144A, 4.25%, 10/15/2020 (b)		6,930,000	6,704,775
JBS Investments GmbH, 144A, 7.75%, 10/28/2020		3,600,000	3,636,000
JBS U.S.A. LLC:
144A, 7.25%, 6/1/2021		4,670,000	4,856,800
144A, 8.25%, 2/1/2020		1,450,000	1,573,250
Michael Foods Group, Inc., 9.75%, 7/15/2018		3,240,000	3,523,500
Pilgrim's Pride Corp., 7.875%, 12/15/2018		2,605,000	2,839,450
Reynolds Group Issuer, Inc.:
5.75%, 10/15/2020		3,820,000	3,896,400
6.875%, 2/15/2021		9,230,000	9,945,325
7.125%, 4/15/2019		3,240,000	3,450,600
8.25%, 2/15/2021 (b)		1,750,000	1,868,125
Roundy's Supermarkets, Inc., 144A, 10.25%, 12/15/2020		1,930,000	1,968,600
Smithfield Foods, Inc.:
6.625%, 8/15/2022		1,990,000	2,109,400
7.75%, 7/1/2017 (b)		5,025,000	5,891,812
Sun Products Corp., 144A, 7.75%, 3/15/2021		3,220,000	2,833,600
U.S. Foods, Inc., 8.5%, 6/30/2019 (b)		3,350,000	3,668,250
Viskase Companies, Inc., 144A, 9.875%, 1/15/2018		7,215,000	7,584,408

			80,595,014
Energy 15.3%
Access Midstream Partners LP:
4.875%, 5/15/2023		3,343,000	3,225,995
6.125%, 7/15/2022		2,970,000	3,177,900
Antero Resources Finance Corp.:
144A, 5.375%, 11/1/2021		1,925,000	1,944,250
7.25%, 8/1/2019		1,567,000	1,684,525
Arch Coal, Inc., 7.0%, 6/15/2019 (b)		950,000	755,250
Berry Petroleum Co.:
6.375%, 9/15/2022		1,850,000	1,882,375
6.75%, 11/1/2020		3,265,000	3,387,437
BreitBurn Energy Partners LP:
7.875%, 4/15/2022		6,265,000	6,515,600
8.625%, 10/15/2020		1,760,000	1,892,000
Chaparral Energy, Inc.:
7.625%, 11/15/2022		4,185,000	4,477,950
8.25%, 9/1/2021		2,659,000	2,885,015
Chesapeake Oilfield Operating LLC, 6.625%, 11/15/2019		1,380,000	1,445,550
CITGO Petroleum Corp., 144A, 11.5%, 7/1/2017		4,500,000	4,927,500
Crestwood Midstream Partners LP:
144A, 6.125%, 3/1/2022		1,445,000	1,481,125
7.75%, 4/1/2019		2,340,000	2,538,900
Crosstex Energy LP:
7.125%, 6/1/2022 (b)		925,000	1,052,188
8.875%, 2/15/2018 (b)		2,765,000	2,906,706
Denbury Resources, Inc., 4.625%, 7/15/2023		1,975,000	1,782,438
Dresser-Rand Group, Inc., 6.5%, 5/1/2021		3,345,000	3,562,425
Endeavor Energy Resources LP, 144A, 7.0%, 8/15/2021		2,715,000	2,742,150
EP Energy LLC:
6.875%, 5/1/2019		3,085,000	3,320,231
7.75%, 9/1/2022		1,670,000	1,870,400
9.375%, 5/1/2020		1,415,000	1,632,556
EPE Holdings LLC, 144A, 8.875%, 12/15/2017 (PIK)		4,607,206	4,733,904
EV Energy Partners LP, 8.0%, 4/15/2019 (b)		7,815,000	7,854,075
Frontier Oil Corp., 6.875%, 11/15/2018		240,000	258,900
Halcon Resources Corp.:
8.875%, 5/15/2021 (b)		5,155,000	5,206,550
9.75%, 7/15/2020		8,665,000	9,033,262
144A, 9.75%, 7/15/2020		1,930,000	2,009,613
Holly Energy Partners LP:
6.5%, 3/1/2020		990,000	1,034,550
8.25%, 3/15/2018		2,670,000	2,816,850
Kodiak Oil & Gas Corp., 5.5%, 1/15/2021 (b)		3,650,000	3,640,875
Linn Energy LLC:
6.5%, 5/15/2019		3,095,000	3,156,900
144A, 7.0%, 11/1/2019		6,880,000	6,948,800
MEG Energy Corp.:
144A, 6.375%, 1/30/2023		2,360,000	2,374,750
144A, 6.5%, 3/15/2021		1,880,000	1,978,700
144A, 7.0%, 3/31/2024		4,640,000	4,698,000
Midstates Petroleum Co., Inc.:
9.25%, 6/1/2021		4,650,000	4,859,250
10.75%, 10/1/2020		5,295,000	5,758,312
Murphy Oil U.S.A., Inc., 144A, 6.0%, 8/15/2023		2,710,000	2,723,550
Murray Energy Corp., 144A, 8.625%, 6/15/2021		460,000	476,100
Northern Oil & Gas, Inc., 8.0%, 6/1/2020 (b)		5,340,000	5,593,650
Oasis Petroleum, Inc.:
6.5%, 11/1/2021		3,540,000	3,787,800
144A, 6.875%, 3/15/2022		3,735,000	3,959,100
6.875%, 1/15/2023		1,120,000	1,192,800
7.25%, 2/1/2019 (b)		5,875,000	6,315,625
Offshore Group Investment Ltd.:
7.125%, 4/1/2023 (b)		3,680,000	3,753,600
7.5%, 11/1/2019 (b)		6,815,000	7,411,312
Pacific Drilling SA, 144A, 5.375%, 6/1/2020		2,300,000	2,311,500
QEP Resources, Inc., 5.25%, 5/1/2023		685,000	642,188
Range Resources Corp., 5.0%, 8/15/2022		5,000,000	4,912,500
Sabine Pass Liquefaction LLC:
144A, 5.625%, 2/1/2021		6,465,000	6,319,537
144A, 5.625%, 4/15/2023		1,405,000	1,313,675
SandRidge Energy, Inc., 7.5%, 3/15/2021		11,545,000	12,093,387
SESI LLC:
6.375%, 5/1/2019		1,925,000	2,054,938
7.125%, 12/15/2021		6,355,000	7,085,825
Swift Energy Co., 7.875%, 3/1/2022 (b)		2,730,000	2,702,700
Talos Production LLC, 144A, 9.75%, 2/15/2018		3,640,000	3,721,900
Tesoro Corp., 5.375%, 10/1/2022 (b)		1,440,000	1,458,000
Ultra Petroleum Corp., 144A, 5.75%, 12/15/2018		815,000	837,413
Venoco, Inc., 8.875%, 2/15/2019		4,695,000	4,624,575
Welltec AS, 144A, 8.0%, 2/1/2019		2,800,000	2,968,000
Whiting Petroleum Corp., 5.0%, 3/15/2019		2,335,000	2,387,538
WPX Energy, Inc., 5.25%, 1/15/2017		4,850,000	5,177,375

			223,278,345
Financials 4.3%
AerCap Aviation Solutions BV, 6.375%, 5/30/2017 (b)		4,210,000	4,557,325
Ally Financial, Inc., 5.5%, 2/15/2017		3,490,000	3,777,925
CIT Group, Inc., 5.0%, 8/1/2023		14,965,000	14,403,812
E*TRADE Financial Corp.:
6.375%, 11/15/2019		5,395,000	5,792,881
6.75%, 6/1/2016		6,070,000	6,585,950
Hellas Telecommunications Finance, 144A, 8.227% **, 7/15/2015 (PIK) *	EUR	2,522,281	0
International Lease Finance Corp.:
3.875%, 4/15/2018		3,630,000	3,639,075
5.75%, 5/15/2016		895,000	958,769
6.25%, 5/15/2019		2,695,000	2,917,338
8.625%, 1/15/2022 (b)		2,775,000	3,279,362
8.75%, 3/15/2017		4,075,000	4,798,312
MPT Operating Partnership LP:
(REIT), 6.375%, 2/15/2022		2,650,000	2,742,750
(REIT), 6.875%, 5/1/2021		2,415,000	2,584,050
Societe Generale SA, 144A, 7.875%, 12/18/2023		7,245,000	7,295,715

			63,333,264
Health Care 6.1%
Aviv Healthcare Properties LP:
144A, 6.0%, 10/15/2021		955,000	971,713
7.75%, 2/15/2019		4,325,000	4,649,375
Biomet, Inc.:
6.5%, 8/1/2020		3,350,000	3,517,500
6.5%, 10/1/2020 (b)		960,000	988,800
Community Health Systems, Inc.:
5.125%, 8/15/2018		10,975,000	11,331,687
7.125%, 7/15/2020		12,190,000	12,647,125
Endo Finance Co., 144A, 5.75%, 1/15/2022		1,935,000	1,944,675
Fresenius Medical Care U.S. Finance II, Inc., 144A, 5.625%, 7/31/2019		1,980,000	2,138,400
HCA, Inc.:
5.875%, 3/15/2022		2,505,000	2,586,412
6.5%, 2/15/2020		9,615,000	10,564,481
7.5%, 2/15/2022		1,109,000	1,217,128
Hologic, Inc., 6.25%, 8/1/2020 (b)		1,935,000	2,041,425
IMS Health, Inc., 144A, 6.0%, 11/1/2020		2,350,000	2,496,875
LifePoint Hospitals, Inc., 144A, 5.5%, 12/1/2021		2,430,000	2,439,113
Par Pharmaceutical Companies, Inc., 7.375%, 10/15/2020		4,662,000	4,819,342
Physio-Control International, Inc., 144A, 9.875%, 1/15/2019		2,726,000	3,053,120
Salix Pharmaceuticals Ltd., 144A, 6.0%, 1/15/2021		1,455,000	1,491,375
Tenet Healthcare Corp.:
4.375%, 10/1/2021 (b)		3,695,000	3,473,300
4.5%, 4/1/2021 (b)		460,000	435,850
6.25%, 11/1/2018		14,050,000	15,560,375

			88,368,071
Industrials 9.1%
Accuride Corp., 9.5%, 8/1/2018		2,721,000	2,659,778
ADT Corp., 144A, 6.25%, 10/15/2021		1,405,000	1,475,250
Aguila 3 SA, 144A, 7.875%, 1/31/2018		3,955,000	4,192,300
Alphabet Holding Co., Inc.:
7.75%, 11/1/2017 (PIK)		1,870,000	1,928,438
144A, 7.75%, 11/1/2017 (PIK)		2,425,000	2,500,781
Armored Autogroup, Inc., 9.25%, 11/1/2018 (b)		4,685,000	4,509,312
Artesyn Escrow, Inc., 144A, 9.75%, 10/15/2020		2,335,000	2,451,750
AWAS Aviation Capital Ltd., 144A, 7.0%, 10/17/2016		2,823,080	2,921,888
BakerCorp International, Inc., 8.25%, 6/1/2019		2,785,000	2,778,038
Belden, Inc., 144A, 5.5%, 9/1/2022		3,360,000	3,292,800
Bombardier, Inc., 144A, 5.75%, 3/15/2022 (b)		2,060,000	2,044,550
Casella Waste Systems, Inc., 7.75%, 2/15/2019		4,935,000	5,058,375
Clean Harbors, Inc., 5.125%, 6/1/2021		2,375,000	2,398,750
CTP Transportation Products LLC, 144A, 8.25%, 12/15/2019		2,415,000	2,517,638
Darling Escrow Corp., 144A, 5.375%, 1/15/2022 (c)		1,925,000	1,939,438
DigitalGlobe, Inc., 144A, 5.25%, 2/1/2021		1,395,000	1,360,125
Ducommun, Inc., 9.75%, 7/15/2018		2,795,000	3,109,438
DynCorp International, Inc., 10.375%, 7/1/2017		3,745,000	3,829,262
Florida East Coast Railway Corp., 8.125%, 2/1/2017		1,750,000	1,826,563
FTI Consulting, Inc., 6.0%, 11/15/2022		1,885,000	1,908,563
Garda World Security Corp., 144A, 7.25%, 11/15/2021		2,550,000	2,569,125
GenCorp, Inc., 7.125%, 3/15/2021		6,990,000	7,479,300
Huntington Ingalls Industries, Inc.:
6.875%, 3/15/2018		2,400,000	2,592,000
7.125%, 3/15/2021 (b)		2,480,000	2,721,800
Kenan Advantage Group, Inc., 144A, 8.375%, 12/15/2018		5,230,000	5,504,575
Meritor, Inc.:
6.75%, 6/15/2021 (b)		1,860,000	1,897,200
10.625%, 3/15/2018		2,870,000	3,056,550
Navios Maritime Holdings, Inc.:
144A, 7.375%, 1/15/2022		7,315,000	7,351,575
8.125%, 2/15/2019		3,255,000	3,344,512
Navios South American Logistics, Inc., 9.25%, 4/15/2019		2,890,000	3,117,587
Nortek, Inc., 8.5%, 4/15/2021		3,615,000	4,003,612
Ply Gem Industries, Inc., 9.375%, 4/15/2017 (b)		981,000	1,059,480
Spirit AeroSystems, Inc.:
6.75%, 12/15/2020		1,465,000	1,576,706
7.5%, 10/1/2017		1,730,000	1,799,200
Titan International, Inc., 144A, 6.875%, 10/1/2020		5,600,000	5,838,000
TransDigm, Inc.:
7.5%, 7/15/2021 (b)		3,140,000	3,375,500
7.75%, 12/15/2018		2,820,000	3,024,450
United Rentals North America, Inc.:
5.75%, 7/15/2018		3,460,000	3,697,875
6.125%, 6/15/2023		210,000	213,150
7.375%, 5/15/2020		5,690,000	6,308,787
7.625%, 4/15/2022		5,690,000	6,323,012
Watco Companies LLC, 144A, 6.375%, 4/1/2023		1,385,000	1,371,150

			132,928,183
Information Technology 4.7%
ACI Worldwide, Inc., 144A, 6.375%, 8/15/2020		955,000	997,975
Activision Blizzard, Inc., 144A, 5.625%, 9/15/2021		6,745,000	6,981,075
Alliance Data Systems Corp., 144A, 5.25%, 12/1/2017		2,375,000	2,464,063
Audatex North America, Inc.:
144A, 6.0%, 6/15/2021		1,440,000	1,508,400
144A, 6.125%, 11/1/2023		250,000	257,500
BMC Software Finance, Inc., 144A, 8.125%, 7/15/2021		3,165,000	3,259,950
CDW LLC, 8.5%, 4/1/2019		10,025,000	11,077,625
CyrusOne LP, 6.375%, 11/15/2022		950,000	983,250
eAccess Ltd., 144A, 8.25%, 4/1/2018		2,720,000	2,971,600
EarthLink, Inc., 7.375%, 6/1/2020 (b)		2,310,000	2,304,225
Equinix, Inc., 5.375%, 4/1/2023 (b)		6,455,000	6,309,762
First Data Corp.:
144A, 6.75%, 11/1/2020		8,955,000	9,313,200
144A, 7.375%, 6/15/2019		2,155,000	2,300,463
144A, 8.875%, 8/15/2020		3,745,000	4,142,906
Freescale Semiconductor, Inc., 144A, 6.0%, 1/15/2022		2,435,000	2,465,437
Healthcare Technology Intermediate, Inc., 144A, 7.375%, 9/1/2018 (PIK)		680,000	707,200
Hughes Satellite Systems Corp.:
6.5%, 6/15/2019		4,495,000	4,865,837
7.625%, 6/15/2021		1,910,000	2,129,650
IAC/InterActiveCorp., 4.75%, 12/15/2022		1,875,000	1,748,438
NCR Escrow Corp.:
144A, 5.875%, 12/15/2021		485,000	494,094
144A, 6.375%, 12/15/2023		1,210,000	1,235,713

			68,518,363
Materials 7.3%
APERAM:
144A, 7.375%, 4/1/2016		850,000	873,375
144A, 7.75%, 4/1/2018		905,000	927,625
Berry Plastics Corp.:
9.5%, 5/15/2018 (b)		3,000,000	3,217,500
9.75%, 1/15/2021		3,510,000	4,062,825
BOE Intermediate Holding Corp., 144A, 9.0%, 11/1/2017 (PIK)		2,885,580	3,008,217
BOE Merger Corp., 144A, 9.5%, 11/1/2017 (PIK)		3,745,000	3,979,062
Clearwater Paper Corp., 7.125%, 11/1/2018		3,025,000	3,229,187
Essar Steel Algoma, Inc.:
144A, 9.375%, 3/15/2015 (b)		10,490,000	9,913,050
144A, 9.875%, 6/15/2015		1,680,000	1,024,800
Exopack Holding Corp., 144A, 10.0%, 6/1/2018		1,915,000	2,077,775
Exopack Holdings SA, 144A, 7.875%, 11/1/2019		2,410,000	2,458,200
FMG Resources August 2006 Pty Ltd.:
144A, 6.0%, 4/1/2017 (b)		2,970,000	3,155,625
144A, 6.375%, 2/1/2016 (b)		2,000,000	2,070,000
144A, 6.875%, 4/1/2022 (b)		2,415,000	2,632,350
144A, 7.0%, 11/1/2015 (b)		3,245,000	3,366,687
144A, 8.25%, 11/1/2019 (b)		2,530,000	2,839,925
FQM Akubra, Inc.:
144A, 7.5%, 6/1/2021		5,405,000	5,648,225
144A, 8.75%, 6/1/2020		3,135,000	3,401,475
Greif, Inc., 7.75%, 8/1/2019		910,000	1,032,850
Hexion U.S. Finance Corp.:
6.625%, 4/15/2020		860,000	881,500
8.875%, 2/1/2018		6,745,000	7,006,369
IAMGOLD Corp., 144A, 6.75%, 10/1/2020		2,925,000	2,515,500
Kaiser Aluminum Corp., 8.25%, 6/1/2020		2,370,000	2,678,100
KGHM International Ltd., 144A, 7.75%, 6/15/2019		5,165,000	5,449,075
Novelis, Inc., 8.75%, 12/15/2020 (b)		5,100,000	5,673,750
OI European Group BV, 144A, 6.75%, 9/15/2020	EUR	985,000	1,572,552
Packaging Dynamics Corp., 144A, 8.75%, 2/1/2016		4,200,000	4,315,500
Perstorp Holding AB, 144A, 8.75%, 5/15/2017 (b)		3,445,000	3,703,375
Plastipak Holdings, Inc., 144A, 6.5%, 10/1/2021		2,335,000	2,416,725
Polymer Group, Inc., 7.75%, 2/1/2019		2,335,000	2,489,694
PolyOne Corp., 5.25%, 3/15/2023		2,295,000	2,237,625
Rain CII Carbon LLC:
144A, 8.0%, 12/1/2018		2,120,000	2,194,200
144A, 8.25%, 1/15/2021		1,380,000	1,407,600
Sealed Air Corp.:
144A, 8.125%, 9/15/2019		1,315,000	1,476,088
144A, 8.375%, 9/15/2021		1,315,000	1,492,525

			106,428,931
Telecommunication Services 19.7%
Altice Financing SA:
144A, 6.5%, 1/15/2022		1,500,000	1,515,000
144A, 7.875%, 12/15/2019 (b)		2,120,000	2,305,500
Altice Finco SA, 144A, 9.875%, 12/15/2020 (b)		2,120,000	2,385,000
CenturyLink, Inc.:
Series V, 5.625%, 4/1/2020		920,000	936,100
Series W, 6.75%, 12/1/2023		3,900,000	3,948,750
Cincinnati Bell, Inc.:
8.375%, 10/15/2020 (b)		10,625,000	11,501,562
8.75%, 3/15/2018 (b)		5,865,000	6,158,250
CPI International, Inc., 8.0%, 2/15/2018		2,060,000	2,152,700
Cricket Communications, Inc., 7.75%, 10/15/2020 (b)		10,040,000	11,445,600
Digicel Group Ltd.:
144A, 8.25%, 9/30/2020		13,857,000	14,359,316
144A, 10.5%, 4/15/2018		4,005,000	4,285,350
Digicel Ltd.:
144A, 7.0%, 2/15/2020		800,000	808,000
144A, 8.25%, 9/1/2017		12,540,000	13,041,600
ERC Ireland Preferred Equity Ltd., 144A, 7.69% **, 2/15/2017 (PIK) *	EUR	4,552,995	0
Frontier Communications Corp.:
7.125%, 1/15/2023 (b)		12,450,000	12,294,375
7.625%, 4/15/2024		980,000	977,550
8.25%, 4/15/2017 (b)		2,796,000	3,243,360
8.5%, 4/15/2020 (b)		4,270,000	4,782,400
8.75%, 4/15/2022		8,085,000	8,974,350
Intelsat Jackson Holdings SA:
144A, 5.5%, 8/1/2023		4,390,000	4,175,987
7.25%, 10/15/2020		10,060,000	11,003,125
7.5%, 4/1/2021		10,740,000	11,840,850
8.5%, 11/1/2019		4,825,000	5,265,281
Intelsat Luxembourg SA:
144A, 7.75%, 6/1/2021		5,970,000	6,402,825
144A, 8.125%, 6/1/2023		950,000	1,018,875
Level 3 Communications, Inc., 8.875%, 6/1/2019		545,000	595,413
Level 3 Financing, Inc.:
144A, 6.125%, 1/15/2021		1,460,000	1,474,600
7.0%, 6/1/2020		11,605,000	12,301,300
8.125%, 7/1/2019 (b)		5,585,000	6,115,575
8.625%, 7/15/2020		4,660,000	5,219,200
MetroPCS Wireless, Inc.:
6.625%, 11/15/2020		6,755,000	7,160,300
144A, 6.625%, 4/1/2023 (b)		2,300,000	2,374,750
7.875%, 9/1/2018 (b)		3,260,000	3,500,425
Millicom International Cellular SA, 144A, 4.75%, 5/22/2020		6,700,000	6,432,000
NII Capital Corp., 7.625%, 4/1/2021		2,570,000	1,053,700
Pacnet Ltd.:
144A, 9.0%, 12/12/2018		1,500,000	1,528,125
144A, 9.25%, 11/9/2015		3,696,000	3,857,700
SBA Communications Corp., 5.625%, 10/1/2019		1,920,000	1,977,600
SBATelecommunications, Inc., 5.75%, 7/15/2020		4,000,000	4,160,000
Sprint Communications, Inc.:
6.0%, 12/1/2016		8,320,000	9,079,200
8.375%, 8/15/2017		2,810,000	3,252,575
9.125%, 3/1/2017		2,880,000	3,384,000
Sprint Corp., 144A, 7.125%, 6/15/2024		2,420,000	2,456,300
T-Mobile U.S.A., Inc.:
6.125%, 1/15/2022		975,000	992,063
6.5%, 1/15/2024		975,000	987,188
6.633%, 4/28/2021		250,000	263,125
Telenet Finance Luxembourg SCA, 144A, 6.375%, 11/15/2020	EUR	5,000,000	7,394,384
tw telecom holdings, Inc.:
5.375%, 10/1/2022 (b)		2,625,000	2,579,063
144A, 5.375%, 10/1/2022		450,000	442,125
144A, 6.375%, 9/1/2023		2,260,000	2,350,400
UPCB Finance III Ltd., 144A, 6.625%, 7/1/2020		1,495,000	1,588,438
UPCB Finance V Ltd., 144A, 7.25%, 11/15/2021		9,145,000	9,922,325
UPCB Finance VI Ltd., 144A, 6.875%, 1/15/2022		4,850,000	5,153,125
Wind Acquisition Finance SA:
144A, 6.5%, 4/30/2020		1,850,000	1,970,250
144A, 7.25%, 2/15/2018		3,475,000	3,657,438
Windstream Corp.:
6.375%, 8/1/2023		2,335,000	2,183,225
7.5%, 6/1/2022		11,470,000	11,728,075
7.5%, 4/1/2023		3,810,000	3,829,050
7.75%, 10/15/2020 (b)		485,000	514,706
7.75%, 10/1/2021		6,460,000	6,847,600
7.875%, 11/1/2017		3,775,000	4,312,937

			287,459,986
Utilities 2.0%
AES Corp.:
8.0%, 10/15/2017		2,680,000	3,149,000
8.0%, 6/1/2020		4,120,000	4,820,400
Calpine Corp.:
144A, 7.5%, 2/15/2021		3,136,000	3,422,160
144A, 7.875%, 7/31/2020		3,643,000	3,989,085
Enel SpA, 144A, 8.75%, 9/24/2073		4,230,000	4,599,562
Energy Future Holdings Corp., Series Q, 6.5%, 11/15/2024		4,626,000	1,619,100
Energy Future Intermediate Holding Co., LLC, 10.0%, 12/1/2020 (b)		5,805,000	6,167,813
NRG Energy, Inc., 7.625%, 1/15/2018		1,660,000	1,892,400

			29,659,520

Total Corporate Bonds (Cost $1,288,733,362)			1,332,963,968
Government & Agency Obligations 0.9%
Other Government Related (d) 0.3%
Vimpel Communications, 144A, 6.493%, 2/2/2016 (Cost $4,053,810)		4,130,000	4,408,775
U.S. Treasury Obligation 0.6%
U.S. Treasury Note, 0.75%, 6/15/2014 (e) (Cost $8,039,792)		8,000,000	8,023,128

Total Government & Agency Obligations (Cost $12,093,602)			12,431,903
Loan Participations and Assignments 0.5%
Senior Loans **
Alliance Mortgage Cycle Loan, Term Loan A, 9.5%, 6/15/2010 *		3,500,000	0
Caesars Entertainment Operating Co., Term Loan B6, 5.488%, 1/26/2018		1,480,212	1,417,688
Chesapeake Energy Corp., Term Loan, 5.75%, 12/1/2017		3,680,000	3,762,542
Travelport LLC, Second Lien Term Loan, 9.5%, 1/29/2016		2,068,409	2,146,626

Total Loan Participations and Assignments (Cost $10,541,013)			7,326,856
Convertible Bonds 1.0%
Consumer Discretionary 0.0%
MGM Resorts International, 4.25%, 4/15/2015		405,000	556,875
Materials 1.0%
GEO Specialty Chemicals, Inc., 144A, 7.5%, 3/31/2015 (PIK)		7,287,779	14,117,886

Total Convertible Bonds (Cost $7,667,803)			14,674,761
Preferred Security 0.4%
Materials
Hercules, Inc., 6.5%, 6/30/2029 (Cost $4,661,576)		6,975,000	6,068,250

		Shares	Value ($)
Common Stocks 0.1%
Consumer Discretionary 0.0%
Dawn Holdings, Inc.* (f)		107	310,092
Trump Entertainment Resorts, Inc.*		366	0
Vertis Holdings, Inc.*		4,521	0

			310,092
Industrials 0.0%
Congoleum Corp.*		135,300	0
Materials 0.1%
GEO Specialty Chemicals, Inc.*		136,705	101,667
GEO Specialty Chemicals, Inc. 144A*		12,448	9,258
Wolverine Tube, Inc.*		46,935	1,513,654

			1,624,579

Total Common Stocks (Cost $3,245,719)			1,934,671
Preferred Stock 0.6%
Financials
Ally Financial, Inc., Series G, 144A, 7.0% (Cost $7,725,763)		8,405	8,069,588
Warrants 0.0%
Consumer Discretionary 0.0%
Reader's Digest Association, Inc., Expiration Date 2/19/2014*		7,982	0
Materials 0.0%
GEO Specialty Chemicals, Inc., Expiration Date 3/31/2015*		672,806	495,320
Hercules Trust II, Expiration Date 3/31/2029*		6,700	70,794

			566,114

Total Warrants (Cost $1,482,531)			566,114
Securities Lending Collateral 12.2%
Daily Assets Fund Institutional, 0.08% (g) (h) (Cost $177,215,342)		177,215,342	177,215,342
Cash Equivalents 2.9%
Central Cash Management Fund, 0.05% (g) (Cost $42,894,113)		42,894,113	42,894,113

		% of Net Assets	Value ($)

Total Investment Portfolio (Cost $1,556,260,824) †		109.9	1,604,145,566
Other Assets and Liabilities, Net		(9.9)	(144,761,025)

Net Assets		100.0	1,459,384,541

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

The following table represents bonds and senior loans that are in default:

Security	Coupon	Maturity Date	Principal Amount		Cost ($)	Value ($)
Alliance Mortgage Cycle Loan*	9.5%	6/15/2010	3,500,000	USD	3,508,969	0
ERC Ireland Preferred Equity Ltd.*	7.69%	2/15/2017	4,552,995	EUR	6,197,952	0
Hellas Telecommunications Finance *	8.227%	7/15/2015	2,522,281	EUR	715,283	0
					10,422,204	0

*	Non-income producing security.
**
Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of December 31, 2013.

†
The cost for federal income tax purposes was $1,557,654,200.  At December 31, 2013, net unrealized appreciation for all securities based on tax cost was $46,491,366.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $70,906,211 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $24,414,845.

(a)	Principal amount stated in U.S. dollars unless otherwise noted.
(b)
All or a portion of these securities were on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The value of securities loaned at December 31, 2013 amounted to $170,301,645, which is 11.7% of net assets.

(c)	When-issued security.
(d)	Government-backed debt issued by financial companies or government sponsored enterprises.
(e)	At December 31, 2013, this security has been pledged, in whole or in part, to cover initial margin requirements for open centrally cleared swap contracts.
(f)
The Fund may purchase securities that are subject to legal or contractual restrictions on resale ("restricted securities").  Restricted securities are securities which have not been registered with the Securities and Exchange Commission under the Securities Act of 1933.  The Fund may be unable to sell a restricted security and it may be more difficult to determine a market value for a restricted security.  Moreover, if adverse market conditions were to develop during the period between the Fund's decision to sell a restricted security and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell.  This investment practice, therefore, could have the effect of increasing the level of illiquidity of the Fund.  The future value of these securities is uncertain and there may be changes in the estimated value of these securities.

Schedule of Restricted Securities	Acquisition Date	Cost ($)	Value ($)	Value as % of Net Assets
Dawn Holdings, Inc.*	August 2013	387,564	310,092	0.02

(g)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(h)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

PIK: Denotes that all or a portion of the income is paid in-kind in the form of additional principal.
REIT: Real Estate Investment Trust

At December 31, 2013, open credit default swap contracts sold were as follows:

Centrally Cleared Swaps
Effective/ Expiration Date	Notional Amount ($) (i)	Fixed Cash Flows Received	Underlying Debt Obligation/ Quality Rating (j)	Value ($)	Unrealized Appreciation ($)

3/20/2013 6/20/2018	7,000,000	5.0%	Markit Dow Jones CDX North America High Yield Index	672,354	235,142

Bilateral Swaps

Effective/ Expiration Date	Notional Amount ($) (i)		Fixed Cash Flows Received	Underlying Debt Obligation/ Quality Rating (j)	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Appreciation ($)

6/21/2010 9/20/2015	4,270,000	1	5.0%	Ford Motor Co., 6.5%, 8/1/2018, BBB-	346,156	(76,117)	422,273
6/21/2010 9/20/2015	1,500,000	2	5.0%	Ford Motor Co., 6.5%, 8/1/2018, BBB-	121,600	(142,500)	264,100
6/21/2010 9/20/2015	1,650,000	3	5.0%	Ford Motor Co., 6.5%, 8/1/2018, BBB-	133,760	(148,500)	282,260
6/21/2010 9/20/2015	780,000	3	5.0%	Ford Motor Co., 6.5%, 8/1/2018, BBB-	63,232	(62,400)	125,632
6/21/2010 9/20/2015	900,000	4	5.0%	Ford Motor Co., 6.5%, 8/1/2018, BBB-	72,960	(62,061)	135,021
6/20/2011 9/20/2015	7,000,000	4	5.0%	HCA, Inc., 6.375%, 1/15/2015, B-	532,073	153,153	378,920
12/20/2010 3/20/2016	5,000,000	2	5.0%	Ford Motor Co., 6.5%, 8/1/2018, BBB-	510,882	222,130	288,752
12/20/2010 3/20/2016	10,000,000	4	5.0%	HCA, Inc., 6.375%, 1/15/2015, B-	938,692	246,510	692,182
3/21/2011 6/20/2016	5,530,000	2	5.0%	HCA, Inc., 6.375%, 1/15/2015, B-	554,862	102,159	452,703
3/21/2011 6/20/2016	8,915,000	5	5.0%	Ford Motor Credit Co., LLC, 5.0%, 5/15/2018, BBB-	983,055	527,462	455,593
6/20/2011 9/20/2016	3,670,000	5	5.0%	Forest Oil Corp., 7.25%, 6/15/2019, B-	124,977	74,384	50,593
9/20/2011 12/20/2016	2,400,000	5	5.0%	Ford Motor Co., 6.5%, 8/1/2018, BBB-	312,575	63,873	248,702
12/20/2011 3/20/2017	3,450,000	3	5.0%	CIT Group, Inc., 5.5%, 2/15/2019, BB-	415,966	93,548	322,418
9/20/2012 12/20/2017	4,730,000	6	5.0%	General Motors Corp., 3.3%, 12/20/2017, BB+	695,582	279,046	416,536
6/20/2013 9/20/2018	6,450,000	1	5.0%	Sprint Communications, Inc., 6.0%, 12/1/2016, BB-	735,490	361,584	373,906
6/20/2013 9/20/2018	1,715,000	54	5.0%	HCA, Inc., 8.0%, 10/1/2018, B-	224,819	129,361	95,458
6/20/2013 9/20/2018	2,370,000	3	5.0%	DISH DBS Corp., 6.75%, 6/1/2021, BB-	326,150	199,800	126,350
9/20/2013 12/20/2018	5,000,000	4	5.0%	Sprint Communications, Inc., 6.0%, 12/1/2016, BB-	562,566	410,018	152,548
9/20/2013 12/20/2018	5,000,000	3	5.0%	Sprint Communications, Inc., 6.0%, 12/1/2016, BB-	562,566	403,046	159,520
9/20/2013 12/20/2018	2,700,000	5	5.0%	CSC Holdings LLC, 7.625%, 7/15/2018, BB+	329,802	252,587	77,215
9/20/2013 12/20/2018	9,875,000	2	5.0%	CSC Holdings LLC, 7.625%, 7/15/2018, BB+	1,167,256	975,685	191,571
Total unrealized appreciation	5,712,253

(i)
The maximum potential amount of future undiscounted payments that the Fund could be required to make under a credit default swap contract would be the notional amount of the contract.  These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of buy protection credit default swap contracts entered into by the Fund for the same referenced debt obligation, if any.

(j)	The quality ratings represent the higher of Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") credit ratings and are unaudited.

Counterparties:
1	Bank of America
2	JPMorgan Chase Securities, Inc.
3	Credit Suisse
4	The Goldman Sachs & Co.
5	Barclays Bank PLC
6	UBS AG
At December 31, 2013, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty

EUR	22,220,000	USD	30,514,548	1/15/2014	(53,270)	Citigroup, Inc.

Currency Abbreviations

EUR	Euro
USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).  The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2013 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Fixed Income Investments (k)
Corporate Bonds	$—	$1,332,963,968	$—	$1,332,963,968
Government & Agency Obligations	—	12,431,903	—	12,431,903
Loan Participations and Assignments	—	7,326,856	—	7,326,856
Convertible Bonds	—	556,875	14,117,886	14,674,761
Preferred Security	—	6,068,250	—	6,068,250
Common Stocks
Consumer Discretionary	—	—	310,092	310,092
Materials	—	—	1,624,579	1,624,579
Preferred Stock (k)	—	8,069,588	—	8,069,588
Warrants (k)	—	—	566,114	566,114
Short-Term Investments (k)	220,109,455	—	—	220,109,455
Derivatives (l)
Credit Default Swap Contracts	—	5,947,395	—	5,947,395

Total	$220,109,455	$1,373,364,835	$16,618,671	$1,610,092,961

Liabilities
Derivatives (l)
Forward Foreign Currency Exchange Contracts	$—	$(53,270)	$—	$(53,270)

Total	$—	$(53,270)	$—	$(53,270)

There have been no transfers between fair value measurement levels during the period ended December 31, 2013.

(k)	See Investment Portfolio for additional detailed categorizations.
(l)	Derivatives include unrealized appreciation (depreciation) on credit default swap contracts and forward foreign currency exchange contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of December 31, 2013 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Swaps	Forward Currency Contracts
Credit Contracts	$5,947,395	$—
Foreign Exchange Contracts	$—	$(53,270)

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS High Income Fund, a series of DWS Income Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	February 21, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	February 21, 2014

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	February 21, 2014